Note 15 - Other Long-term Liabilities - Other Long-term Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2016	Dec. 31, 2015
Provision for retirement indemnities (Japan & France), less current portion	€ 1,980	€ 1,596
Provision for employee termination indemnities (Italy) less current portion	320	310
Long term portion	201	141
Provision for Asset Retirement Obligation (Japan) less current portion	80
Conditional government subsidies, less current portion	237	237
Total	€ 2,818	€ 2,285